Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Deferred tax assets:
Inventory reserves and UNICAP	$ 10,543	$ 7,652
Accrued expenses and reserves not currently deductible	20,789	18,860
Other comprehensive income	13,282	13,522
Foreign and state tax credits	113,766	88,296
Foreign net operating losses	11,863	13,660
Valuation allowance	(14,116)	(14,867)	(15,404)	(14,618)
Total deferred income tax assets, net of valuation allowance	156,127	127,123
Deferred tax liabilities:
Depreciation	(52,557)	(45,515)
Intangibles	(707,679)	(696,814)
Undistributed foreign earnings	(119,887)	(84,958)
Total deferred income tax liabilities	(880,123)	(827,287)
Total net deferred income tax liabilities	(723,996)	(700,164)
Less current deferred income tax assets	(27,423)	(26,242)
Long-term deferred income tax liabilities	$ (751,419)	$ (726,406)